Leases	12 Months Ended
Jan. 31, 2018
Leases, Operating [Abstract]
Leases
Leases
For the years ended January 31, 2018, 2017 and 2016, total rent expense was $51.4 million, $50.9 million and $44.7 million, respectively.
As of January 31, 2018, our future minimum lease payments are as follows:

(in thousands)	Operating Leases	Capital Leases
Year ending January 31,
2019	$61,140	$1,192
2020	60,235	827
2021	58,418	508
2022	56,447	508
2023	54,616	255
Thereafter	143,798	3,954
Total	$434,654	7,244
Less - interest on capital lease obligations		(2,295)
Total principal payable on capital lease obligations		4,949
Less - current maturities		(907)
Long-term capital lease obligations		$4,042